SEGMENT INFORMATION (Geographic Information) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of geographical areas [line items]
Revenues	$ 6,597	$ 4,652	$ 3,535
Non-current Assets	50,467	34,304	27,965
Partnership's Revenue | Customer Concentration Risk
Disclosure of geographical areas [line items]
Revenues	$ 1,142	1,112
Number of customers | customer	1
Brazil
Disclosure of geographical areas [line items]
Revenues	$ 1,142	1,112	938
Non-current Assets	7,103	6,829
Colombia
Disclosure of geographical areas [line items]
Revenues	1,054	693	161
Non-current Assets	1,166	1,857
Australia
Disclosure of geographical areas [line items]
Revenues	1,031	1,104	1,093
Non-current Assets	5,488	5,304
Canada
Disclosure of geographical areas [line items]
Revenues	976	379	193
Non-current Assets	9,243	6,867
United States
Disclosure of geographical areas [line items]
Revenues	921	293	183
Non-current Assets	13,671	4,569
United Kingdom
Disclosure of geographical areas [line items]
Revenues	688	653	565
Non-current Assets	7,196	4,708
India
Disclosure of geographical areas [line items]
Revenues	399	60	57
Non-current Assets	3,150	982
Chile
Disclosure of geographical areas [line items]
Revenues	163	168	153
Non-current Assets	821	940
Peru
Disclosure of geographical areas [line items]
Revenues	107	92	103
Non-current Assets	1,337	1,308
Europe
Disclosure of geographical areas [line items]
Non-current Assets	764	863
Other
Disclosure of geographical areas [line items]
Revenues	116	98	$ 89
Non-current Assets	$ 528	$ 77
Bottom of range | Partnership's Revenue | Customer Concentration Risk
Disclosure of geographical areas [line items]
Percentage of entity's revenue	10.00%